Accounting policies (Details)	Dec. 31, 2023
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Floaters and jackup rigs
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Rig reactivation project costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	2 years
Rig reactivation project costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years